INTANGIBLE ASSETS AND GOODWILL (Goodwill) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 02, 2022	Jan. 03, 2021
Changes in intangible assets and goodwill [abstract]
(Impairment reversal, net of write-downs)	$ (94,000)	$ 31,459	$ (93,989)
Goodwill
Changes in intangible assets and goodwill [abstract]
Balance, beginning of fiscal year	$ 227,865	206,636	227,865
Goodwill acquired		77,179	0
(Impairment reversal, net of write-downs)		0	(21,229)
Balance, end of fiscal year		$ 283,815	$ 206,636